Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)

	Year Ended December 31,
	2014	2013	2012
		U.S. Dollars

Income (loss) before income taxes:
Israel	2,975	(2,638)	(1,299)
Non-Israeli	941	2,036	1,512

	3,916	(602)	213

Income tax expense:
Current:
Israel	191	121	44
Non-Israeli	224	709	398

	415	830	442
Deferred tax expense (benefit):
Israel	38	(1,287)	-
Non-Israeli	126	(152)	(232)
	164	(1,439)	(232)

	579	(609)	210

Reconciliation of The Theoretical Income Tax Expense (Benefit)
	Year Ended December 31,
	2014	2013	2012

	U.S. Dollars

Income (loss) before income taxes	3,916	(602)	213

Statutory tax rate	26.5%	25%	25%

Theoretical income tax expense (benefit)	1,038	(151)	53

Increase (decrease) in income tax expense resulting from:

Tax expense (benefits) arising from “Approved and
Beneficiating Enterprises” and preferential tax rate in China	(1,215)	711	492

Change in valuation allowance(*)	(40)	586	(983)

Non-deductible expenses(**)	55	218	650

Differences between Israeli currency
and dollar-adjusted financial statements-net	952	(1,133)	160

Purchase price adjustment for contingent liabilities	-	(580)	-

Foreign tax rate differential	(13)	(101)	29

Other	(198)	(159)	(191)

Actual income tax expense (benefit)	579	(609)	210

Per share effect of the tax benefits arising from
“Approved and Beneficiating Enterprises” and
preferential tax rate in China:

Basic	$(0.04)	$0.00	$0.02

Diluted	$(0.04)	$0.00	$0.02

(*)
In 2014 an amount of $616 is a decrease in valuation allowance in respect to expiration of tax losses and revaluation of the valuation allowance. In addition, Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $42, $68 and $635, for the years ended December 31, 2014, 2013 and 2012, respectively.

(**)	Including non-deductible share based compensation.

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2014	2013

	U.S. Dollars
Deferred tax assets:
Allowance for doubtful accounts	136	96
Accrued warranty	114	109
Unearned revenue	125	151
Accrued expenses	448	303
Net operating losses (NOL) and tax credit carryforwards	3,761	4,398
Other temporary differences*	334	663

Total gross deferred tax assets	4,918	5,720
Valuation allowance	(2,953)	(3,609)

Deferred tax asset, net of valuation allowance	1,965	2,111

Deferred tax liability:
Property, plant and equipment	(216)	(198)

Net deferred tax assets	1,749	1,913

*	Other temporary differences primarily relate to research and development expenses